UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Quarter Ended:            December 31, 2008

Check here if Amendment [   ]; Amendment Number:
                                                      ---------------

This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       New Star Asset Management Group PLC
            ---------------------------------------------------------
Address:    1 Knightsbridge Green
            ---------------------------------------------------------
            London, England
            ---------------------------------------------------------
            SW1X 7NE
            ---------------------------------------------------------

Form 13F File No:  28-11008
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Rupert Ruvigny
        -------------------------------------------------------------
Title:  Chief Compliance Officer
        -------------------------------------------------------------
Phone:  +44(0)20 7225 9200
        -------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Rupert Ruvigny      London, England      February  10, 2009
---------------------------------------------------------------------
     (Signature)          City/Country             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                       2

Form 13F Information Table Entry Total:                143

Form 13F Information Table Value Total             $636,288
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. New Star Asset Management Ltd. (28-11009)
2. New Star Institutional Managers Ltd. (28-11235)

                                        NEW STAR ASSET MANAGEMENT GROUP PLC
                                            FORM 13F INFORMATION TABLE

                                               DECEMBER 31, 2008


                                                           VALUE X           INVESTMENT   OTHER
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   $1000   SHARES   DISCRETION  MANAGERS VOTING AUTHORITY
---------------                    ---------------  ------ ------   ------   ----------  -------- -----------------

ABBOTT LABS                  COM                   2824100   6,037.108   113,118 Defined    1               113,118
ACCENTURE LTD BERMUDA        CL A                G1150G111   5,547.117   169,171 Defined    1               169,171
ACTIVISION BLIZZARD INC      COM                 00507V109   2,907.412   336,506 Defined    1               336,506
AFFILIATED COMPUTER SERVICES CL A                  8190100   3,587.868    78,082 Defined    1                78,082
ALCOA INC                    COM                  13817101   3,145.402   279,343 Defined  1,2               279,343
ALLERGAN INC                 COM                  18490102   5,688.547   141,085 Defined  1,2               141,085
ALLIANZ SE                   SP ADR 1/10 SH       18805101     247.765    22,877 Defined    2                22,877
ALLIED WRLD ASSUR COM HLDG L SHS                 G0219G203   2,241.242    55,203 Defined    1                55,203
ALTRIA GROUP INC             COM                 02209S103     553.124    36,728 Defined    2                36,728
AMAZON COM INC               COM                  23135106   4,143.270    80,797 Defined    1                80,797
AMERICA MOVIL SAB DE CV      SPON ADR L SHS      02364W105   2,682.494    86,560 Defined  1,2                86,560
AMGEN INC                    COM                  31162100   6,226.681   107,821 Defined  1,2               107,821
ANADARKO PETE CORP           COM                  32511107   3,714.524    96,356 Defined  1,2                96,356
AON CORP                     COM                  37389103   8,839.308   193,505 Defined  1,2               193,505
APPLE INC                    COM                  37833100   3,256.188    38,151 Defined  1,2                38,151
ARCH CAP GROUP LTD           ORD                 G0450A105   3,286.008    46,876 Defined    1                46,876
ASML HOLDING N V             NY REG SHS          N07059186     310.858    17,203 Defined    2                17,203
AT&T INC                     COM                 00206R102   7,144.694   250,691 Defined  1,2               250,691
BANCO BRADESCO S A           SP ADR PFD NEW       59460303   1,391.798   141,013 Defined  1,2               141,013
BANCO ITAU HLDG FINANCIERA S SP ADR 500 PFD       59602201   5,541.192   477,689 Defined  1,2               477,689
BANCO SANTANDER CHILE NEW    SP ADR REP COM      05965X109     435.773    12,440 Defined  1,2                12,440
BANK MONTREAL QUE            COM                  63671101   8,741.722   345,333 Defined    2               345,333
BANK NOVA SCOTIA HALIFAX     COM                  64149107     380.373    14,097 Defined    1                14,097
BANK OF AMERICA CORPORATION  COM                  60505104   6,553.524   465,449 Defined  1,2               465,449
BAXTER INTL INC              COM                  71813109   4,717.581    88,031 Defined    1                88,031
BE AEROSPACE INC             COM                  73302101     961.888   125,083 Defined  1,2               125,083
BOEING CO                    COM                  97023105   6,013.355   140,927 Defined  1,2               140,927
BRUNSWICK CORP               COM                 117043109     874.278   207,667 Defined  1,2               207,667
CBS CORP NEW                 CL B                124857202   1,246.223   152,164 Defined  1,2               152,164
CHEVRON CORP NEW             COM                 166764100   9,624.069   130,107 Defined  1,2               130,107
CHINA MOBILE LIMITED         SPONSORED ADR       16941M109   4,292.366    84,412 Defined  1,2                84,412
CHINA PETE & CHEM CORP       SPON ADR H SHS      16941R108   2,506.141    40,559 Defined  1,2                40,559
CHUBB CORP                   COM                 171232101   3,369.978    66,078 Defined    1                66,078
CHUNGHWA TELECOM CO LTD      SPON ADR NEW        17133Q304   8,427.806   540,244 Defined  1,2               540,244
CISCO SYS INC                COM                 17275R102  17,500.984 1,073,680 Defined  1,2             1,073,680
CITIGROUP INC                COM                 172967101     217.565    32,424 Defined  1,2                32,424
CNOOC LTD                    SPONSORED ADR       126132109   1,850.132    19,426 Defined  1,2                19,426
COCA COLA CO                 COM                 191216100   5,769.209   127,440 Defined  1,2               127,440
COGNIZANT TECHNOLOGY SOLUTIO CL A                192446102   3,545.539   196,320 Defined    1               196,320
COMCAST CORP NEW             CL A                20030N101  11,931.999   706,872 Defined  1,2               706,872
COMCAST CORP NEW             CL A SPL            20030N200     877.639    54,343 Defined  1,2                54,343
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD        20441W203   1,461.787    32,990 Defined  1,2                32,990
COMPANHIA VALE DO RIO DOCE   SPON ADR PFD        204412100   3,672.972   344,880 Defined  1,2               344,880
CONOCOPHILLIPS               COM                 20825C104   3,937.007    76,004 Defined  1,2                76,004
COOPER COS INC               COM NEW             216648402   2,064.022   125,855 Defined  1,2               125,855
COVIDIEN LTD                 COM                 G2552X108   2,554.739    70,495 Defined    1                70,495
CVS CAREMARK CORPORATION     COM                 126650100     521.200    18,135 Defined  1,2                18,135
DANAHER CORP DEL             COM                 235851102   2,960.985    52,304 Defined  1,2                52,304
DELL INC                     COM                 24702R101     329.277    32,156 Defined    2                32,156
DEUTSCHE TELEKOM AG          SPONSORED ADR       251566105     294.540    19,251 Defined    2                19,251
DOW CHEM CO                  COM                 260543103     880.637    58,359 Defined    2                58,359
DR PEPPER SNAPPLE GROUP INC  COM                 26138E109   4,189.331   257,805 Defined  1,2               257,805
DUKE ENERGY CORP NEW         COM                 26441C105   1,831.880   122,044 Defined    2               122,044
EATON CORP                   COM                 278058102   1,327.207    26,699 Defined    2                26,699
EBAY INC                     COM                 278642103   4,258.805   305,072 Defined  1,2               305,072
ECOLAB INC                   COM                 278865100   2,465.210    70,134 Defined    1                70,134
ENERSIS S A                  SPONSORED ADR       29274F104     519.792    40,800 Defined  1,2                40,800
ENOVA SYSTEMS INC            COM NEW             29355M200     461.893   750,600 Defined    1               750,600
EXELON CORP                  COM                 30161N101   1,692.379    30,433 Defined  1,2                30,433
FEDEX CORP                   COM                 31428X106   1,135.776    17,705 Defined    2                17,705
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS      344419106     325.103    10,790 Defined    2                10,790
FPL GROUP INC                COM                 302571104     521.368    10,359 Defined    1                10,359
GAP INC DEL                  COM                 364760108     404.860    30,236 Defined    1                30,236
GENENTECH INC                COM NEW             368710406  13,741.586   165,741 Defined  1,2               165,741
GENERAL ELECTRIC CO          COM                 369604103   8,146.786   502,888 Defined  1,2               502,888
GENZYME CORP                 COM                 372917104   3,143.416    47,362 Defined    1                47,362
GILEAD SCIENCES INC          COM                 375558103  15,204.536   297,312 Defined  1,2               297,312
GLAXOSMITHKLINE PLC          SPONSORED ADR       37733W105   1,203.001    32,278 Defined    2                32,278
GOLDMAN SACHS GROUP INC      COM                 38141G104   2,817.698    33,389 Defined  1,2                33,389
GOOGLE INC                   CL A                38259P508   9,994.930    32,488 Defined  1,2                32,488
GRUPO TELEVISA SA DE CV      SP ADR REP ORD      40049J206     453.130    30,330 Defined  1,2                30,330
HCC INS HLDGS INC            COM                 404132102   9,340.164   349,165 Defined  1,2               349,165
HEINZ H J CO                 COM                 423074103   3,728.078    99,151 Defined  1,2                99,151
HESS CORP                    COM                 42809H107   2,025.768    37,766 Defined  1,2                37,766
HEWLETT PACKARD CO           COM                 428236103   8,216.310   226,407 Defined  1,2               226,407
HOME DEPOT INC               COM                 437076102   4,262.844   185,180 Defined  1,2               185,180
ICICI BK LTD                 ADR                 45104G104   1,432.008    74,390 Defined  1,2                74,390
INTEL CORP                   COM                 458140100  12,045.201   821,637 Defined  1,2               821,637
INTERNATIONAL BUSINESS MACHS COM                 459200101   2,122.010    25,214 Defined    2                25,214
INTUIT                       COM                 461202103   3,697.894   155,439 Defined    1               155,439
INVESCO LTD                  SHS                 G491BT108   1,915.119   132,626 Defined    2               132,626
IPC HLDGS LTD                ORD                 G4933P101   4,293.311   143,589 Defined    1               143,589
JACOBS ENGR GROUP INC DEL    COM                 469814107   1,248.868    25,964 Defined    1                25,964
JOHNSON & JOHNSON            COM                 478160104   9,983.811   166,869 Defined  1,2               166,869
JPMORGAN & CHASE & CO        COM                 46625H100   3,993.684   126,663 Defined  1,2               126,663
JUNIPER NETWORKS INC         COM                 48203R104   2,580.414   147,368 Defined    1               147,368
KB HOME                      COM                 48666K109   2,588.726   190,067 Defined  1,2               190,067
LABORATORY CORP AMER HLDGS   COM NEW             50540R409   1,686.576    26,185 Defined    1                26,185
LENNAR CORP                  CL A                526057104     372.671    42,984 Defined    1                42,984
LILLY ELI & CO               COM                 532457108   1,827.372    45,378 Defined  1,2                45,378
LOWES COS INC                COM                 548661107     391.212    18,179 Defined    1                18,179
MARATHON OIL CORP            COM                 565849106   8,793.176   321,388 Defined  1,2               321,388
MAXIM INTEGRATED PRODS INC   COM                 57772K101   1,443.762   126,424 Defined  1,2               126,424
MCDONALDS CORP               COM                 580135101   1,073.213    17,257 Defined    1                17,257
MEMC ELECTR MATLS INC        COM                 552715104   2,608.613   182,676 Defined  1,2               182,676
MERCK & CO INC               COM                 589331107   8,229.797   270,717 Defined  1,2               270,717
MERRILL LYNCH & CO INC       COM                 590188108   3,151.006   270,705 Defined  1,2               270,705
MICROSOFT CORP               COM                 594918104  13,382.418   688,396 Defined  1,2               688,396
MITSUBISHI UFJ FINL GROUP IN SPONSORED ADR       606822104     247.630    39,875 Defined    2                39,875
MOLSON COORS BREWING CO      CL B                60871R209   4,523.926    92,476 Defined  1,2                92,476
NETAPP INC                   COM                 64110D104   2,856.222   204,454 Defined  1,2               204,454
NOKIA CORP                   SPONSORED ADR       654902204     289.802    18,577 Defined    2                18,577
NOVELLUS SYS INC             COM                 670008101   2,501.725   202,733 Defined    1               202,733
NVIDIA CORP                  COM                 67066G104   1,685.847   208,903 Defined    1               208,903
OCCIDENTAL PETE CORP DEL     COM                 674599105   5,365.146    89,434 Defined  1,2                89,434
ORACLE CORP                  COM                 68389X105  12,587.573   709,959 Defined  1,2               709,959
PARTNERRE LTD                COM                 G6852T105   2,374.503    33,317 Defined    1                33,317
PEPSICO INC                  COM                 713448108   1,667.966    30,454 Defined    2                30,454
PETRO-CDA                    COM                 71644E102  10,914.422   504,261 Defined    2               504,261
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG      71654V101   2,937.407   143,920 Defined  1,2               143,920
PFIZER INC                   COM                 717081103   9,119.800   514,952 Defined  1,2               514,952
PHILIP MORRIS INTL INC       COM                 718172109   8,683.943   199,585 Defined  1,2               199,585
PITNEY BOWES INC             COM                 724479100   2,668.113   104,714 Defined    1               104,714
PROCTER & GAMBLE CO          COM                 742718109   4,493.263    72,683 Defined  1,2                72,683
QUALCOMM INC                 COM                 747525103   7,810.438   217,986 Defined  1,2               217,986
RENAISSANCERE HOLDINGS LTD   COM                 G7496G103   2,853.743    55,348 Defined    1                55,348
SAIC INC                     COM                 78390X101   3,879.325   199,144 Defined    1               199,144
SEAGATE TECHNOLOGY           SHS                 G7945J104   1,473.316   332,577 Defined  1,2               332,577
SELECT SECTOR SPDR TR        SBI INT-FINL        81369Y605  16,456.438 1,314,412 Defined  1,2             1,314,412
SHAW GROUP INC               COM                 820280105   2,371.736   115,864 Defined  1,2               115,864
SPRINT NEXTEL CORP           COM SER 1           852061100     541.334   295,811 Defined  1,2               295,811
STERICYCLE INC               COM                 858912108   3,783.404    72,646 Defined    1                72,646
SUNCOR ENERGY INC            COM                 867229106  16,064.425   836,068 Defined  1,2               836,068
SUPERVALU INC                COM                 868536103   3,377.608   231,343 Defined  1,2               231,343
SYMANTEC CORP                COM                 871503108   5,314.590   393,091 Defined    1               393,091
TAIWAN FD INC                COM                 874036106   2,611.538   285,414 Defined    2               285,414
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR       874039100  43,618.468 5,521,324 Defined  1,2             5,521,324
TALISMAN ENERGY INC          COM                 87425E103  13,155.979 1,333,420 Defined    2             1,333,420
TELEFONOS DE MEXICO S A B    SPON ADR ORD L      879403780   1,516.056    72,400 Defined  1,2                72,400
TEVA PHARMACEUTICAL INDS LTD ADR                 881624209   4,648.644   109,200 Defined  1,2               109,200
TEXAS INSTRS INC             COM                 882508104   2,208.512   142,301 Defined  1,2               142,301
TIME WARNER CABLE INC        CL A                88732J108   2,972.498   138,578 Defined    1               138,578
TIME WARNER INC              COM                 887317105   4,525.843   449,885 Defined  1,2               449,885
TRAVELERS COMPANIES INC      COM                 89417E109   5,977.429   132,244 Defined    1               132,244
UNITED TECHNOLOGIES CORP     COM                 913017109   1,674.946    31,249 Defined    2                31,249
UNITEDHEALTH GROUP INC       COM                 91324P102   1,824.547    68,592 Defined  1,2                68,592
VERIZON COMMUNICATIONS INC   COM                 92343V104   9,689.773   285,834 Defined  1,2               285,834
VISA INC                     COM CL A            92826C839   6,342.883   120,932 Defined    1               120,932
VODAFONE GROUP PLC NEW       SPONS ADR NEW       92857W209     206.199    10,088 Defined    2                10,088
WAL MART STORES INC          COM                 931142103   1,002.241    17,878 Defined    1                17,878
WELLS FARGO & CO NEW         COM                 949746101     718.663    24,378 Defined  1,2                24,378
WYETH                        COM                 983024100   9,620.827   256,487 Defined  1,2               256,487
XYRATEX LTD                  COM                 G98268108   1,848.871   626,736 Defined  1,2               626,736
143 LINES OF SECURITIES                                    636,288.000


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